Summary of Significant Accounting Policies - Schedule the effect of the financial statement adjustments related to the restatement discussed above of the Company's previously reported balance sheet (Details) - USD ($)
	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 21, 2020	Aug. 04, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets			$ 251,077,485	$ 251,534,022	$ 252,293,467	$ 252,306,800
Total liabilities			22,207,302	30,605,836	23,713,000	9,746,589
Class A ordinary shares subject to possible redemption			250,000,000	250,000,000	250,000,000
Preference shares			0	0	0	0
Additional paid-in capital			0	0	0	0
Accumulated deficit			(21,130,442)	(29,072,439)	(21,420,158)	(7,440,414)
Total shareholders' equity (deficit)	$ (22,002,797)	$ (22,228,485)	(21,129,817)	(29,071,814)	(21,419,533)	(7,439,789)	$ 0
Total liabilities and shareholders' equity			251,077,485	251,534,022	252,293,467	252,306,800
Common Class A [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A ordinary shares subject to possible redemption			250,000,000	250,000,000		250,000,000
Ordinary shares			0	0	0	0
Common Class B [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Ordinary shares	0		$ 625	625	625	625
Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets	251,368,069	251,181,784		251,534,022	252,293,467	252,306,800
Total liabilities	23,370,865	23,410,268		30,605,835	23,712,999	9,746,589
Class A ordinary shares subject to possible redemption	22,299,720	22,277,151			235,580,540
Preference shares	0	0		0	0	0
Ordinary shares	2,700,280	2,722,849
Additional paid-in capital	7,201,327	7,427,015		14,270,276	6,635,073	5,011,932
Accumulated deficit	(2,202,218)	(2,427,906)		(9,271,235)	(1,635,954)	(12,681)
Total shareholders' equity (deficit)	5,000,004	5,000,006		5,000,007	5,000,008	5,000,001
Total liabilities and shareholders' equity	251,368,069	251,181,784		251,534,022	252,293,467	252,306,800
Change in value of Class A ordinary shares subject to possible redemption	7,069,020	6,843,330
Previously Reported [Member] | Common Class A [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A ordinary shares subject to possible redemption	222,997,200	222,771,510		215,928,180		237,560,210
Ordinary shares	270	272		341	264	125
Previously Reported [Member] | Common Class B [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Ordinary shares	625	625		625	625	625
Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets				0	0
Total liabilities				1	1
Class A ordinary shares subject to possible redemption	2,700,280	2,722,849			26,419,540
Preference shares	0	0		0	0	0
Ordinary shares	(2,700,280)	(2,722,849)
Additional paid-in capital	(7,201,327)	(7,427,015)		(14,270,276)	(6,635,073)	(5,011,932)
Accumulated deficit	(19,801,203)	(19,801,203)		(19,801,204)	(19,784,204)	(7,427,733)
Total shareholders' equity (deficit)	(27,002,800)	(27,228,490)		(34,071,821)	(26,419,541)	(12,439,790)
Total liabilities and shareholders' equity	0	0		0	0	0
Change in value of Class A ordinary shares subject to possible redemption	(7,069,020)	(6,843,330)
Adjustment [Member] | Common Class A [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A ordinary shares subject to possible redemption	27,002,800	27,228,490		34,071,820		12,439,790
Ordinary shares	(270)	(272)		(341)	(264)	(125)
Adjustment [Member] | Common Class B [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Ordinary shares		0		0	$ 0	$ 0
As Restated [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets	251,368,069	251,181,784
Total liabilities	23,370,865	23,410,268
Class A ordinary shares subject to possible redemption	25,000,000	25,000,000
Preference shares	0	0
Ordinary shares	0	0
Additional paid-in capital	0	0
Accumulated deficit	(22,003,421)	(22,229,109)
Total shareholders' equity (deficit)	(22,002,796)	(22,228,484)
Total liabilities and shareholders' equity	251,368,069	251,181,784
Change in value of Class A ordinary shares subject to possible redemption	0	0
As Restated [Member] | Common Class A [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A ordinary shares subject to possible redemption		250,000,000		$ 250,000,000
Ordinary shares	0	0
As Restated [Member] | Common Class B [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Ordinary shares	$ 625	$ 625